Accounts Receivable, Net	12 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	As of September 30,		As of September 30,
	2024	2024	2023
	HK$	US$	HK$
Accounts receivable	1,387,862	178,634	461,017
Less: allowance for doubtful accounts	(113,362)	(14,591)	(213,362)
Accounts receivable, net	1,274,500	164,043	247,655

The following table presents movement in allowance for doubtful accounts:

	As of September 30,		As of September 30,
	2024	2024	2023
	HK$	US$	HK$
Balance at beginning of the year	213,362	27,462	313,362
Reversal	(100,000)	(12,871)	(100,000)
Balance at end of the year	113,362	14,591	213,362

As of September 30, 2022, an allowance for doubtful accounts in the amount of HK$313,362 has been recorded due to a significant increase in credit risk from one specific customer, and such receivable is not expected to be settled and the bad debt allowance was provided accordingly.

Accounts receivable of HK$100,000 (approximately US$12,871) has been received in April 2023, and there were no issues regarding the recoverability of this amount.

Up to the date of this annual report, accounts receivable of HK$347,250 (approximately US$44,695) of the HK$1,274,500 in accounts receivable as of September 30, 2024 have been settled and there was no issue on recoverability.